Focused Appreciation Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2020 (unaudited)

Common Stocks (99.6%)	Shares/ Par +	Value $ (000’s)
Communication Services (13.6%)
Alphabet, Inc. - Class A *	20,101	29,460
Alphabet, Inc. - Class C *	20,154	29,618
Facebook, Inc. - Class A *	265,711	69,590
The Walt Disney Co.	178,085	22,097

Total		150,765

Consumer Discretionary (17.5%)
Alibaba Group Holding, Ltd., ADR *	258,093	75,874
Amazon.com, Inc. *	23,023	72,493
Starbucks Corp.	243,073	20,885
Yum China Holdings, Inc.	211,766	11,213
Yum! Brands, Inc.	150,838	13,772

Total		194,237

Consumer Staples (5.0%)
Colgate-Palmolive Co.	223,233	17,222
Monster Beverage Corp.*	479,723	38,474

Total		55,696

Energy (0.6%)
Schlumberger, Ltd.	410,062	6,380

Total		6,380

Common Stocks (99.6%)	Shares/ Par +	Value $ (000’s)
Financials (3.1%)
FactSet Research Systems, Inc.	55,242	18,500
SEI Investments Co.	309,329	15,689

Total		34,189

Health Care (15.4%)
Cerner Corp.	272,267	19,682
Illumina, Inc. *	75,470	23,326
Intuitive Surgical, Inc. *	21,129	14,992
Novartis AG, ADR	220,142	19,143
Novo Nordisk A/S, ADR	164,266	11,405
Regeneron Pharmaceuticals, Inc.*	69,575	38,947
Roche Holding AG, ADR	802,384	34,350
Varian Medical Systems, Inc. *	51,331	8,829

Total		170,674

Industrials (9.1%)
The Boeing Co.	197,356	32,615
Deere & Co.	185,110	41,026
Expeditors International of Washington, Inc.	298,096	26,984

Total		100,625

Information Technology (35.3%)
Autodesk, Inc. *	210,111	48,538
Automatic Data Processing, Inc.	48,918	6,824
Cisco Systems, Inc.	466,715	18,384

Common Stocks (99.6%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Microsoft Corp.	223,380	46,983
NVIDIA Corp.	116,739	63,181
Oracle Corp.	732,042	43,703
QUALCOMM, Inc.	237,423	27,940
salesforce.com, Inc. *	212,107	53,307
Visa, Inc. - Class A	335,872	67,164
Workday, Inc. - Class A *	75,746	16,295

Total		392,319

Total Common Stocks (Cost: $589,110)		1,104,885

Short-Term Investments (0.6%)
Money Market Funds (0.6%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030% #	7,186,563	7,187

Total		7,187

Total Short-Term Investments (Cost: $7,187)		7,187

Total Investments (100.2%) (Cost: $596,297)@		1,112,072

Other Assets, Less Liabilities (-0.2%)		(2,052)

Net Assets (100.0%)		1,110,020

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 9/30/2020.
@

At September 30, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $596,297 and the net unrealized appreciation of investments based on that cost was $515,775 which is comprised of $538,361 aggregate gross unrealized appreciation and $22,586 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Focused Appreciation Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2020.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$1,104,885	$—	$—
Short-Term Investments	7,187	—	—

Total Assets:	$1,112,072	$—	$—

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
SONIA	Sterling Overnight Index Average
DAC	Designated Activity Company
TBA	To Be Announced

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
ZAR	South African Rand